UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment              [ ] Amendment Number: _____
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: TAMRO Capital Partners LLC
Address: 1701 Duke Street, Suite 250
Alexandria, VA 22314

Form 13F File Number: 028-12577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Betsy M. Markus,
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-740-1000

Signature, Place, and Date of Signing:
Betsy Markus Alexandria, VA February 9, 2011

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name
-------------------- ----

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 110

Form 13F Information Table Value Total: 1,435,678 (x1000)

List of Other Included Managers:

TAMRO HOLDINGS AS OF 12/31/10

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

Column 1                  Column 2     Column 3    Column 4   Column 5   Column 6       Column 7      Column 8
                                                                       Invstmnt Dscrtn            Voting Authority
						     Value				 Other
Name of Issuer         Title of Class   Cusip      (x$1000)    Shares  Sole Shared Other Mgrs   Sole   Shared   None
--------------             --------     -----      ---------- ------ ------ ----- ------ -----  ----   -----   ----



AES Corp.                    COMMON   00130H105         581    47679 SH       X                  47,679              0
AGCO Corp.                   COMMON   001084102         739    14586 SH       X                  14,586              0
ARM HLDGS PLC         SPONSORED ADR   042068106         648    31236 SH       X                  31,236              0
Aaron's Inc.                 COMMON   002535300       19632   962848 SH       X                 767,429        195,419
Acme Packet Inc.             COMMON   004764106       36853   693249 SH       X                 552,588        140,661
Allergan, Inc.               COMMON   018490102         781    11377 SH       X                  11,377              0
American Express Co.         COMMON   025816109         161     3753 SH       X                   3,753              0
Amgen Inc.                   COMMON   031162100         823    14994 SH       X                  14,089            905
Analogic Corp.               COMMON   032657207       18110   365791 SH       X                 291,551         74,240
Atwood Oceanics Inc.         COMMON   050095108       14460   386950 SH       X                 308,719         78,231
BJ's Restaurants Inc.        COMMON   09180C106       32565   919132 SH       X                 732,440        186,692
Bank of the Ozarks           COMMON   063904106       28578   659240 SH       X                 525,776        133,464
Bill Barrett Corp.           COMMON   06846N104       25139   611210 SH       X                 487,128        124,082
Biomed Realty Trust REIT     COMMON   09063H107       16936   908062 SH       X                 724,324        183,738
Blackboard Inc.              COMMON   091935502       21693   525243 SH       X                 417,684        107,559
Boeing Co.                   COMMON   097023105         739    11327 SH       X                  11,327              0
BorgWarner Inc.              COMMON   099724106         870    12029 SH       X                  12,029              0
CarMax Inc.                  COMMON   143130102         874    27400 SH       X                  25,495          1,905
Cbeyond Inc.                 COMMON   149847105       24067  1575094 SH       X               1,255,311        319,783
Cerner Corp.                 COMMON   156782104        1087    11470 SH       X                  10,775            695
Chicago Bridge & Iron Co.N Y REG SH   167250109       16527   502348 SH       X                 399,790        102,558
Colfax Corp.                 COMMON   194014106       18747  1018305 SH       X                 810,434        207,871
Colonial PPTYS TR    COM SH BEN INT   195872106       25112  1391244 SH       X               1,108,793        282,451
Comstock Resources Inc.      COMMON   205768203        6766   275481 SH       X                 220,404         55,077
DSW Inc.                     COMMON   23334L102       19890   508705 SH       X                 405,512        103,193
Danaher Corp.                COMMON   235851102         853    18090 SH       X                  18,090              0
Dell Inc.                    COMMON   24702R101         703    51892 SH       X                  51,892              0
DemandTec Inc.               COMMON   24802R506       15767  1454527 SH       X               1,158,940        295,587
Dollar Tree Inc.             COMMON   256746108         565    10082 SH       X                  10,082              0
E.W. Scripps                 COMMON   811054402       27367  2696276 SH       X               2,149,442        546,834
EMC Corp.                    COMMON   268648102         726    31719 SH       X                  31,719              0
ESCO Technologies            COMMON   296315104       22079   583473 SH       X                 464,306        119,167
East West Bancorp. Inc.      COMMON   27579R104       28664  1466207 SH       X               1,167,461        298,746
Exxon Mobil Corp.            COMMON   30231G102         684     9349 SH       X                   9,349              0
F5 Networks, Inc.            COMMON   315616102         685     5260 SH       X                   5,260              0
FactSet Research Systems Inc.COMMON   303075105       17736   189161 SH       X                 150,785         38,376
Fluor Corp.                  COMMON   343412102         203     3064 SH       X                   3,064              0
Forward Air Corp.            COMMON   349853101       25408   895266 SH       X                 713,550        181,716
Franklin Electric Co.        COMMON   353514102       21762   559136 SH       X                 445,951        113,185
Franklin Resources Inc.      COMMON   354613101         600     5395 SH       X                   5,395              0
GAMCO Investors Inc.         COMMON   361438104       20411   425144 SH       X                 339,410         85,734
Gannett Co. Inc.             COMMON   364730101          34     2255 SH       X                       0          2,255
Glacier Bancorp              COMMON   37637Q105       33272  2202006 SH       X               1,763,820        438,186
Goldman Sachs Group Inc.     COMMON   38141G104         670     3983 SH       X                   3,983              0
Google Inc.                  COMMON   38259P508         816     1373 SH       X                   1,373              0
Grand Canyon Education Inc.  COMMON   38526M106       24731  1262416 SH       X               1,006,536        255,880
Harman Intl Inds Inc         COMMON   413086109       36627   791077 SH       X                 630,780        160,297
Health Management Assoc.     CL A     421933102       27013  2831541 SH       X               2,257,534        574,007
Home Depot Inc.              COMMON   437076102         561    15997 SH       X                  15,997              0
Ixia                         COMMON   45071R109       31151  1856407 SH       X               1,483,953        372,454
JPMorgan Chase & Co.         COMMON   46625H100         801    18893 SH       X                  18,893              0
Johnson & Johnson            COMMON   478160104         625    10103 SH       X                  10,103              0
Johnson Controls Inc.        COMMON   478366107        1224    31991 SH       X                  30,011          1,980
Joy Global Inc.              COMMON   481165108         716     8257 SH       X                   8,257              0
Kraft Foods Inc.             CL A     50075N104         644    20376 SH       X                  20,376              0
LaSalle Hotel Pptys  COM SH BEN INT   517942108       18214   689924 SH       X                 550,292        139,632
Lennar Corp. Cl A            CL A     526057104         736    39280 SH       X                  37,570          1,710
Liz Claiborne Inc.           COMMON   539320101       16163  2257377 SH       X               1,795,138        462,239
Lumber Liquidators Holdings  COMMON   55003T107       24013   963992 SH       X                 768,588        195,404
Markel Corp.                 COMMON   570535104          56      147 SH       X                       0            147
McCormick & Co. Inc.         COMMON   579780206         512    10977 SH       X                  10,977              0
MetLife Inc.                 COMMON   59156R108         868    19523 SH       X                  19,523              0
Microsoft Corp.              COMMON   594918104         487    17451 SH       X                  17,451              0
Monsanto Co.                 COMMON   61166W101         733    10525 SH       X                   9,895            630
Morningstar Inc.             COMMON   617700109       29202   550137 SH       X                 439,327        110,810
Mosaic Co.                   COMMON   61945A107         850    11137 SH       X                  11,137              0
National Oilwell Varco Inc.  COMMON   637071101        1012    15051 SH       X                  15,051              0
Netgear Inc.                 COMMON   64111Q104       31556   936949 SH       X                 746,776        190,173
NuVasive Inc.                COMMON   670704105       19095   744460 SH       X                 593,043        151,417
Nvidia Corp.                 COMMON   67066G104         780    50631 SH       X                  50,631              0
Occidental Petroleum Corp.   COMMON   674599105         745     7584 SH       X                   7,584              0
Philip Morris International  COMMON   718172109         646    10999 SH       X                  10,999              0
Precision Drilling Corp.   COM 2010   74022D308       31256  3225629 SH       X               2,567,708        657,921
Quality Systems Inc.         COMMON   747582104       27861   399041 SH       X                 318,040         81,001
Range Resources Corp.        COMMON   75281A109         965    21460 SH       X                  21,460              0
Raymond James Financial Inc. COMMON   754730109       26350   805811 SH       X                 642,747        163,064
Research In Motion Ltd.      COMMON   760975102         881    15158 SH       X                  15,158              0
RightNow Technologies Inc.   COMMON   76657R106       32555  1375365 SH       X               1,096,135        279,230
Rosetta Stone Inc.           COMMON   777780107        9899   466494 SH       X                 371,920         94,574
Royal Gold Inc.              COMMON   780287108       28627   524018 SH       X                 420,389        103,629
ISHARES TR Index       RUSSELL 1000   464287622         499     7141 SH       X                   7,141              0
ISHARES TR Index       RUSSELL 2000   464287655         371     4738 SH       X                   4,738              0
SPDR SERIES TRUST   KBW REGN BK ETF   78464a698        1209    45703 SH       X                  37,512          8,191
Safeguard Scientifics Inc.   COMMON   786449207          46     2697 SH       X                       0          2,697
SeaChange International Inc. COMMON   811699107       17702  2070380 SH       X               1,651,972        418,408
Stifel Financial Corp.       COMMON   860630102       19245   310209 SH       X                 247,538         62,671
T. Rowe Price Group Inc.     COMMON   74144T108         787    12199 SH       X                  11,479            720
Teleflex Inc.                COMMON   879369106       23515   436997 SH       X                 348,415         88,582
Terex Corp.                  COMMON   880779103       26277   846566 SH       X                 674,840        171,726
Terremark Worldwide Inc.     COMMON   881448203       29487  2276988 SH       X               1,812,861        464,127
Texas Industries Inc.        COMMON   882491103       31278   683234 SH       X                 544,594        138,640
Texas Roadhouse Inc.         COMMON   882681109       26727  1556614 SH       X               1,249,263        307,351
The Advisory Board Co.       COMMON   00762W107       35669   748868 SH       X                 599,783        149,085
Corporate Executive Brd Co   COMMON   21988R102       32254   858971 SH       X                 686,626        172,345
Treehouse Foods Inc.         COMMON   89469A104       25795   504886 SH       X                 402,443        102,443
UMB Financials Corp.         COMMON   902788108        7168   172983 SH       X                 137,806         35,177
United Natural Foods Inc.    COMMON   911163103       21854   595790 SH       X                 474,980        120,810
United Technologies Corp.    COMMON   913017109         690     8768 SH       X                   8,768              0
United Therapeutics Corp.    COMMON   91307C102       16388   259228 SH       X                 206,661         52,567
Vasco Data Security InternatiCOMMON   92230Y104       17304  2128432 SH       X               1,693,381        435,051
Wabtec Corp.                 COMMON   929740108       26080   493104 SH       X                 393,013        100,091
Washington Post Co.          COMMON   939640108         790     1797 SH       X                   1,632            165
Washington REIT          SH BEN INT   939653101       19104   616459 SH       X                 491,645        124,814
Weatherford International    COMMON   H27013103         500    21911 SH       X                  21,911              0
Websense Inc.                COMMON   947684106       22653  1118689 SH       X                 891,687        227,002
Winnebago Industries         COMMON   974637100       19136  1258925 SH       X               1,003,958        254,967
athenahealth Inc.            COMMON   04685W103       33585   819544 SH       X                 655,580        163,964
Dell Inc.                    CALL     24702r9ad           9      351 SH       X                     351              0
Kraft Foods Inc.             CALL     50075n9af          18      118 SH       X                     118              0
Walmart Stores Inc.          CALL     9311429al           0      114 SH       X                     114              0

                                                 $1,435,678








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